UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 2/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   11

Form 13F Information Table Entry Total:              41

Form 13F Information Table Value Total:  $   11,652,251
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
03    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- ------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED    NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ------ ---------- ------
AMERICAN RAILCAR INDS INC    COM             02916P103   283,544 11,848,898 SH       DEFINED    10              11,848,898
AMYLIN PHARMACEUTICALS INC   COM             032346108   163,666 14,381,925 SH       DEFINED    11              14,381,925
CVR ENERGY INC               COM             12662P108    14,347    765,988 SH       DEFINED    1                  765,988
CVR ENERGY INC               COM             12662P108    57,388  3,063,951 SH       DEFINED    11               3,063,951
COMMERCIAL METALS CO         COM             201723103    31,878  2,304,999 SH       DEFINED    1                2,304,999
COMMERCIAL METALS CO         COM             201723103   127,513  9,220,001 SH       DEFINED    11               9,220,001
DYNEGY INC DEL               COM             26817G300     9,995  3,608,441 SH       DEFINED    1                3,608,441
DYNEGY INC DEL               COM             26817G300    39,982 14,433,771 SH       DEFINED    11              14,433,771
EL PASO CORP                 COM             28336L109   384,089 14,455,749 SH       DEFINED    1               14,455,749
EL PASO CORP                 COM             28336L109 1,536,357 57,822,994 SH       DEFINED    11              57,822,994
ENZON PHARMACEUTICALS INC    COM             293904108     7,913  1,180,972 SH       DEFINED    1                1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    31,650  4,723,891 SH       DEFINED    11               4,723,891
FEDERAL MOGUL CORP           COM             313549404 1,126,683 76,385,255 SH       DEFINED    7               76,385,255
FOREST LABS INC              COM             345838106   159,541  5,272,335 SH       DEFINED    1                5,272,335
FOREST LABS INC              COM             345838106   638,164 21,089,351 SH       DEFINED    11              21,089,351
HAIN CELESTIAL GROUP INC     COM             405217100    52,281  1,426,112 SH       DEFINED    1                1,426,112
HAIN CELESTIAL GROUP INC     COM             405217100   209,125  5,704,451 SH       DEFINED    11               5,704,451
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   100,072  2,795,318 SH       DEFINED    9                2,795,318
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101 1,061,595 29,653,499 SH       DEFINED    4               29,653,499
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   234,630  6,553,917 SH       DEFINED    5                6,553,917
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   550,154 15,367,440 SH       DEFINED    3               15,367,440
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   123,313  3,444,494 SH       DEFINED    2                3,444,494
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   429,991 12,010,910 SH       DEFINED    6               12,010,910
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   154,974  4,328,883 SH       DEFINED    8                4,328,883
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   182,000  5,083,801 SH       DEFINED                     5,083,801
MENTOR GRAPHICS CORP         COM             587200106    43,718  3,224,057 SH       DEFINED    1                3,224,057
MENTOR GRAPHICS CORP         COM             587200106   174,873 12,896,232 SH       DEFINED    11              12,896,232
MOTOROLA MOBILITY HLDGS INC  COM             620097105   234,296  6,038,556 SH       DEFINED    1                6,038,556
MOTOROLA MOBILITY HLDGS INC  COM             620097105   937,184 24,154,227 SH       DEFINED    11              24,154,227
MOTOROLA SOLUTIONS INC       COM NEW         620076307   354,509  7,658,446 SH       DEFINED    1                7,658,446
MOTOROLA SOLUTIONS INC       COM NEW         620076307 1,418,038 30,633,789 SH       DEFINED    11              30,633,789
MOTRICITY INC                COM             620107102       900  1,000,000 SH       DEFINED    1                1,000,000
MOTRICITY INC                COM             620107102     5,204  5,782,039 SH       DEFINED                     5,782,039
NAVISTAR INTL CORP           NEW COM         63934E108    54,937  1,450,285 SH       DEFINED    1                1,450,285
NAVISTAR INTL CORP           NEW COM         63934E108   219,747  5,801,141 SH       DEFINED    11               5,801,141
OSHKOSH CORP                 COM             688239201    37,053  1,733,054 SH       DEFINED    1                1,733,054
OSHKOSH CORP                 COM             688239201   148,211  6,932,206 SH       DEFINED    11               6,932,206
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    19,798  1,461,124 SH       DEFINED    1                1,461,124
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    79,193  5,844,502 SH       DEFINED    11               5,844,502
WEBMD HEALTH CORP            COM             94770V102    42,749  1,138,456 SH       DEFINED    1                1,138,456
WEBMD HEALTH CORP            COM             94770V102   170,996  4,553,818 SH       DEFINED    11               4,553,818